SUBSEQUENT EVENTS - Third PSC Amendment and Presidential Decree (Details)									9 Months Ended
	Jun. 12, 2017 USD ($)	Jun. 02, 2017 USD ($) $ / shares shares	May 21, 2017 USD ($)	May 20, 2017 USD ($)	Apr. 12, 2017 USD ($) km²	Mar. 01, 2017 USD ($)	Jan. 24, 2017 USD ($)	Aug. 19, 2016 USD ($) km²	Mar. 31, 2017 USD ($)	Mar. 30, 2017	Sep. 15, 2016 km²	Jun. 30, 2016	Dec. 31, 2012	Dec. 30, 2012	Mar. 25, 2010 mi²	Mar. 25, 2010 km²
Guinea concession
SUBSEQUENT EVENTS
Contract area retained (in square kilometers/square miles)								5,000			5,000				9,650	25,000
Mutually acceptable security						$ 5,000,000	$ 5,000,000		$ 5,000,000
Ownership interest (as a percent)											100.00%	37.00%	37.00%	77.00%
Guinea concession | Subsequent Event
SUBSEQUENT EVENTS
Contract area retained (in square kilometers/square miles) | km²								5,000
Mutually acceptable security								$ 5,000,000
Ownership interest (as a percent)								100.00%
Subsidiary of Pacific Operations Drilling Limited | Subsequent Event
SUBSEQUENT EVENTS
Issuance price (in dollars per share) | $ / shares		$ 1.761
Number of unregistered shares of common stock issued (in shares) | shares		567,859
Number of business days within which unregistered shares of our common stock will be delivered		10 days
Number of common units issued | shares		2,739,727
Proceeds from issuance of units		$ 4,000,000
Farm-out Agreement | Guinea concession | Subsequent Event
SUBSEQUENT EVENTS
Contract area retained (in square kilometers/square miles) | km²					5,000
Mutually acceptable security					$ 5,000,000
Maximum days for security instrument to put in place					30 days
Farm-out Agreement | SAPETRO
SUBSEQUENT EVENTS
Ownership interest sold (as a percent)										50.00%
Farm-out Agreement | SAPETRO | Subsequent Event
SUBSEQUENT EVENTS
Amount of preliminary closing statement		4,100,000
Cash received for transfer of preliminary closing statement		$ 4,100,000
Participation interest in joint venture		50.00%
Amount of closing payment		$ 10,000,000
Amount of past costs	$ 671,801
Period for audit of books	45 days
Period for dispute will be referred to an independent accountant from the date of objection	30 days
Period for independent accountant decision	30 days
Farm-out Agreement | SAPETRO | Guinea concession
SUBSEQUENT EVENTS
Ownership interest sold (as a percent)										50.00%
Sufficient financing for the Obligation Well Cost					$ 15,000,000
Farm-out Agreement | SAPETRO | Guinea concession | Subsequent Event
SUBSEQUENT EVENTS
Ownership interest sold (as a percent)					50.00%
Contract area retained (in square kilometers/square miles) | km²					5,000
Mutually acceptable security					$ 5,000,000
Maximum days for security instrument to put in place					30 days
Sufficient financing for the Obligation Well Cost					$ 15,000,000
Ownership interest (as a percent)					2.00%
Threshold amount for additional assigned 2% participating interest					$ 1,000,000
Participation interest in joint venture					50.00%
Offshore Drilling Contract | Subsidiary of Pacific Operations Drilling Limited | Subsequent Event
SUBSEQUENT EVENTS
Mobilization and Standby Rate ("SMSR") per day			$ 100,000	$ 100,000
Notice for drilling commencement (in days)			28 days	28 days
Value of common stock issuable			$ 1,000,000	$ 1,000,000
Average market price (in days)			10 days	10 days